Summary of Material Accounting Policies (Details)					12 Months Ended
	Aug. 23, 2024	Jun. 02, 2023 USD ($)	Jun. 01, 2023 USD ($)	Apr. 23, 2023 JPY (¥)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	May 25, 2023 shares	Mar. 01, 2023 USD ($)
Summary of Material Accounting Policies [Line Items]
Reverse share split					0.11059896
Percentage of share acquired					1.00%
Consideration					$ 29,912,241
Estimated useful life of investment properties					The estimated useful lives of property, plant and equipment are as follows: Office equipment 2 to 5 years Leasehold improvements 2 to 5 years Others 2 to 15 years
Goodwill, net of impairment loss					$ 33,960,053	$ 60,741,929
Intangible assets other than goodwill					30,978,581	$ 33,405,827
Convertible promissory note					$ 1,200,000
share acquire (in Shares) | shares						14,889
TNL Mediagene Inc. [Member]
Summary of Material Accounting Policies [Line Items]
Reverse share split					0.11059896
Registered capital | ¥				¥ 100
Percentage of share acquired							100.00%
share acquire (in Shares) | shares					6,764,000
Dragon Marketing Inc. [Member]
Summary of Material Accounting Policies [Line Items]
Percentage of issued and outstanding shares	100.00%
Green Quest Holding Inc. [Member]
Summary of Material Accounting Policies [Line Items]
Percentage of share acquired	100.00%
AD2 [Member]
Summary of Material Accounting Policies [Line Items]
Percentage of non-controlling interest.			49.00%
Consideration			$ 4,204,907
SC [Member]
Summary of Material Accounting Policies [Line Items]
Percentage of share acquired								49.44%
Consideration								$ 1,722,595
Blue Ocean [Member]
Summary of Material Accounting Policies [Line Items]
Market price (in Dollars per share) | $ / shares					$ 10.72
Bottom of range [member]
Summary of Material Accounting Policies [Line Items]
Estimated useful life of intangible assets					3
Top of range [member]
Summary of Material Accounting Policies [Line Items]
Estimated useful life of intangible assets					5 years
Investment Properties [Member]
Summary of Material Accounting Policies [Line Items]
Estimated useful life of investment properties					50 years
Third Party [Member]
Summary of Material Accounting Policies [Line Items]
Number of third party ordinary shares issued (in Shares) | shares							10,035,783
Cayman Island [Member] | TNL MG [Member]
Summary of Material Accounting Policies [Line Items]
Registered capital		$ 50,000
Convertible Promissory Note [Member]
Summary of Material Accounting Policies [Line Items]
Convertible promissory note					$ 7,101,000	$ 0